Transactions with related parties - Description (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Amounts receivable	R$ 831,371	R$ 753,092
Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	831,371	639,230
Other related parties
Disclosure of transactions between related parties [line items]
Amounts receivable	811,314	754,975
Other related parties | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	R$ 811,314	R$ 641,113